SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Share-based Compensation (Details)	12 Months Ended
Dec. 31, 2017
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Non-employee director award, maximum service period (in years)	1 year
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Requisite Service Period	3 years
Period From Grant Date To Retirement Eligibility, Threshold Basis For Amortization Period Of Share Based Compensation Cost	6 months
Restricted Stock Units (RSUs) [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Requisite Service Period	36 months
Restricted Stock Units (RSUs) [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Requisite Service Period	6 months
Performance-based awards [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	36 months